Commitments and Contingencies (Details Narrative) - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Data License and Service Agreement with Rovi [Member]
Company paid	$ 281,000	$ 139,500
Master Subscription Agreement with Zuora [Member]
Company paid	83,000	42,901
Media Net Digital, Inc. [Member]
Company paid	$ 78,000	$ 25,000